Commitments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Summary of Minimum Payments Required Under Other Contractual Commitments for Business Service Agreements	The Company’s minimum payments required under contractual commitments for software subscriptions and other purchase obligations, for the years ended June 30, are as follows:

2023	$1,058
2024	114
$1,172